ACCOUNTS PAYABLE AND OTHER (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			12 Months Ended
	Oct. 22, 2019 CAD ($) $ / shares	Oct. 22, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2019 CAD ($)	Feb. 17, 2017 $ / shares
Non-controlling interests
Trade payables			$ 3,314	$ 3,224
Regulatory liabilities (Note 11)			696	591
Fair value of derivative contracts (Note 25)			115	922
Unredeemed shares of Columbia Pipeline Group, Inc.			0	357
Other			419	314
Accounts payable and other			4,544	5,408		$ 5,465
Payment for unredeemed shares of Columbia Pipeline Group Inc.	$ 373	$ 284	$ 373	$ 0	$ 0
Columbia Pipeline Partners LP | Equity Attributable to Non-Controlling Interests
Non-controlling interests
Share price (in dollars per share) | (per share)	$ 25.50						$ 17.00